NEV
Nuveen Enhanced Municipal Value Fund
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 140.8%
	MUNICIPAL BONDS – 137.5%
	National – 0.4%
$1,600	Los Angeles County, California, Community Development Commission Headquarters Office Building, Lease Revenue Bonds, Community Development Properties Los ANgeles County Inc., Tender Option Bond Trust, 23.337%, 9/01/42, 144A (IF) (4)	9/21 at 100.00	Aa3	$1,621,152
	Alabama – 0.5%
340	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	B	397,508
1,350	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013A, 5.250%, 10/01/48 – AGM Insured	10/23 at 102.00	AA	1,467,666
1,690	Total Alabama			1,865,174
	Arizona – 0.3%
35	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39	7/25 at 100.00	N/R	36,357
1,095	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Econmic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	N/R	1,105,096
50	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/32	No Opt. Call	A3	62,818
1,180	Total Arizona			1,204,271
	Arkansas – 0.6%
2,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	Ba3	2,159,540
	California – 12.7%
180	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 5.000%, 10/01/37	10/26 at 100.00	BBB+	206,086
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2019S-8, 3.000%, 4/01/54 (UB) (4)	10/29 at 100.00	AA-	10,212,400
1,510	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	1,537,558
60	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49	6/30 at 100.00	BBB+	66,776
3,500	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A, 4.000%, 4/01/49	4/30 at 100.00	BBB+	3,840,305
4,000	California Municipal Finance Authority, Revenue Bonds, HumanGood California Obligated Group, Series 2021., 3.000%, 10/01/49 (UB) (4)	10/28 at 103.00	A-	3,921,360

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
$2,500	5.250%, 12/01/44	12/24 at 100.00	BB	$2,752,950
1,712	5.500%, 12/01/54	12/24 at 100.00	BB	1,894,944
3,450	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB	3,914,163
2,760	California Statewide Community Development Authority, Certificates of Participation, Methodist Hospital of Southern California, Series 2018, 4.250%, 1/01/43	1/28 at 100.00	BBB+	3,038,760
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2021A:
5,000	4.000%, 1/15/46	1/31 at 100.00	A-	5,526,850
5,000	4.000%, 1/15/46 (UB) (4)	1/31 at 100.00	A-	5,526,850
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038:
1,100	17.567%, 6/01/40, 144A (IF) (4)	6/25 at 100.00	AA-	1,635,491
1,345	17.567%, 6/01/40 (Pre-refunded 6/01/25), 144A (IF) (4)	6/25 at 100.00	N/R (5)	1,999,759
565	17.581%, 6/01/40, 144A (IF) (4)	6/25 at 100.00	AA-	840,285
685	17.581%, 6/01/40 (Pre-refunded 6/01/25), 144A (IF) (4)	6/25 at 100.00	N/R (5)	1,018,753
225	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B, 1.555%, 11/15/27 (3-Month LIBOR *0.67% reference rate + 1.450% spread) (6)	No Opt. Call	AA-	227,711
43,592	Total California			48,161,001
	Colorado – 2.7%
	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017:
750	4.000%, 12/31/30 (AMT)	12/27 at 100.00	A-	830,498
250	4.000%, 6/30/31 (AMT)	12/27 at 100.00	A-	276,540
820	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49 (UB) (4)	8/29 at 100.00	BBB+	893,283
4,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	A	1,875,480
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
475	6.250%, 11/15/28	No Opt. Call	AA-	575,657
4,030	6.500%, 11/15/38	No Opt. Call	AA-	5,913,058
10,325	Total Colorado			10,364,516
	Connecticut – 0.1%
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012J, 5.000%, 7/01/37	7/22 at 100.00	BBB+	407,328
	District of Columbia – 1.7%
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/37 – AGC Insured	No Opt. Call	A-	6,539,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida – 10.6%
$1,000	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2016, 4.500%, 5/01/34	5/27 at 100.00	N/R	$1,061,790
325	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A, 5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	348,390
150	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49, 144A (AMT)	10/27 at 100.00	N/R	161,732
2,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A, 5.625%, 6/01/33	6/23 at 100.00	BBB-	2,086,580
	Escambia County Health Facilities Authority, Florida, Health Care Facilities Revenue Bonds, Baptist Health Care Corporation Obligated, Series 2020A:
2,500	4.000%, 8/15/45	2/30 at 100.00	BBB+	2,713,250
5,675	4.000%, 8/15/45 (UB) (4)	2/30 at 100.00	BBB+	6,159,077
4,500	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	4,889,475
4,210	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.500%, 1/01/49 (Mandatory Put 1/01/29), 144A (AMT)	3/22 at 103.00	N/R	4,270,835
1,000	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series 2021A-1, 4.000%, 10/01/45 – AGM Insured (AMT) (UB) (4)	10/31 at 100.00	N/R	1,111,980
1,000	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Subordinate Series 2021B-1, 4.000%, 10/01/46 (AMT) (UB) (4)	10/31 at 100.00	N/R	1,111,800
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2:
1,000	0.000%, 10/01/44	10/29 at 59.08	BBB+	463,470
4,200	0.000%, 10/01/47	10/29 at 52.89	BBB+	1,731,702
1,250	0.000%, 10/01/48	10/29 at 50.96	BBB+	495,663
1,000	0.000%, 10/01/49	10/29 at 49.08	BBB+	381,730
2,000	0.000%, 10/01/50	10/29 at 47.17	BBB+	732,640
7,475	0.000%, 10/01/52	10/29 at 43.62	BBB+	2,524,756
2,300	0.000%, 10/01/54	10/29 at 40.38	BBB+	718,152
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A:
1,000	5.000%, 11/01/33	11/22 at 100.00	BBB+	1,019,580
2,000	5.000%, 11/01/43	11/22 at 100.00	BBB+	2,039,000
205	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/39, 144A	4/29 at 100.00	Ba1	229,003
720	Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer Center and Research Institute, Series 2020B, 4.000%, 7/01/45	7/30 at 100.00	A2	802,238
3,000	Tampa, Florida, Revenue Bonds, University of Tampa, Refunding Series 2020A, 4.000%, 4/01/50	4/30 at 100.00	A-	3,287,340
95	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (7)	5/22 at 100.00	N/R	94,864

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$135	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (8)	3/22 at 100.00	N/R	$1
350	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 6.610%, 5/01/40	3/22 at 100.00	N/R	351,040
215	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (7)	3/22 at 100.00	N/R	170,052
235	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (8)	3/22 at 100.00	N/R	2
1,080	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	1,086,318
50,620	Total Florida			40,042,460
	Georgia – 0.2%
285	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1, 6.500%, 1/01/29	1/28 at 100.00	N/R	205,009
90	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/22	No Opt. Call	A+	90,490
260	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/26	No Opt. Call	A+	303,651
635	Total Georgia			599,150
	Guam – 5.4%
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
195	5.000%, 11/15/33	11/25 at 100.00	BB	216,401
1,805	5.000%, 11/15/34	11/25 at 100.00	BB	2,001,709
500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A- (5)	531,645
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
2,500	5.000%, 12/01/28 (UB) (4)	12/26 at 100.00	BB	2,857,850
1,750	5.000%, 12/01/30 (UB) (4)	12/26 at 100.00	BB	1,988,963
2,500	5.000%, 12/01/32 (UB) (4)	12/26 at 100.00	BB	2,834,950
1,750	5.000%, 12/01/34 (UB) (4)	12/26 at 100.00	BB	1,982,155
6,000	5.000%, 12/01/46 (UB) (4)	12/26 at 100.00	BB	6,719,280
1,000	Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	BBB	1,122,800
18,000	Total Guam			20,255,753
	Illinois – 17.7%
620	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates, 4.000%, 6/15/23 (Mandatory Put 12/15/22), 144A	No Opt. Call	N/R	625,146
5,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	5,834,300
2,255	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35	12/24 at 100.00	BB	2,437,632
1,335	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB	1,586,541

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
$1,000	0.000%, 12/01/22 – FGIC Insured	No Opt. Call	Baa2	$991,300
1,000	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	Baa2	883,060
1,000	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B, 5.500%, 1/01/33	1/25 at 100.00	BBB+	1,109,560
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
3,470	5.000%, 1/01/24	No Opt. Call	BBB+	3,704,607
350	5.000%, 1/01/29	1/26 at 100.00	BBB+	393,228
770	5.000%, 1/01/38	1/26 at 100.00	BBB+	859,713
1,150	Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%, 1/01/33	1/25 at 100.00	BBB+	1,275,994
10,125	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%, 1/01/44 (UB) (4)	1/29 at 100.00	BBB+	11,556,877
405	DuPage County, Illinois, Revenue Bonds, Morton Arboretum Project, Green Series 2020, 3.000%, 5/15/47	5/30 at 100.00	A1	407,199
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 2016-XF2339:
1,540	17.825%, 9/01/38, 144A (IF) (4)	9/22 at 100.00	AA+	1,697,958
1,605	22.079%, 9/01/38, 144A (IF) (4)	9/22 at 100.00	AA+	1,810,360
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076:
690	17.937%, 8/15/37, 144A (IF)	8/22 at 100.00	AA+	755,819
150	17.937%, 8/15/37, 144A (IF)	8/22 at 100.00	AA+	164,309
20,830	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27 (UB) (4)	No Opt. Call	BBB	24,110,308
1,380	Illinois State, General Obligation Bonds, November Series 2019B, 4.000%, 11/01/34	11/29 at 100.00	BBB	1,502,530
2,125	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50	12/29 at 100.00	BBB+	2,258,769
8,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B, 0.000%, 12/15/56 – AGM Insured	No Opt. Call	AA	2,581,600
190	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B	192,869
64,990	Total Illinois			66,739,679
	Indiana – 2.4%
2,000	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A	6/30 at 100.00	N/R	2,125,580
1,500	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/35 (Pre-refunded 7/01/23) (AMT)	7/23 at 100.00	A- (5)	1,584,435
4,375	Indianapolis Local Public Improvement Bond Bank, Indiana, Community Justice Campus Bonds, Courthouse & Jail Project, Series 2019A, 3.840%, 2/01/54 (UB) (4)	2/29 at 100.00	AAA	4,742,981
400	Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC Project, Series 2013, 7.000%, 1/01/44 (AMT)	1/24 at 100.00	N/R	439,904
8,275	Total Indiana			8,892,900

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa – 0.3%
$155	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	$164,929
995	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	1,052,720
1,150	Total Iowa			1,217,649
	Kansas – 1.6%
	Overland Park Development Corporation, Kansas, Revenue Bonds, Convention Center Hotel, Refunding & improvement Series 2019:
2,085	5.000%, 3/01/44	3/29 at 100.00	BB-	2,166,753
640	5.000%, 3/01/49	3/29 at 100.00	BB-	662,477
3,565	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	12/22 at 100.00	N/R	2,015,865
1,130	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	A1	1,250,910
7,420	Total Kansas			6,096,005
	Kentucky – 0.9%
1,000	Hardin County, Kentucky, Hospital Revenue Bonds, Hardin Memorial Hospital Project, Series 2013, 5.700%, 8/01/39 – AGM Insured (Pre-refunded 8/01/23)	8/23 at 100.00	AA (5)	1,070,330
2,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	BBB+	2,199,100
3,000	Total Kentucky			3,269,430
	Louisiana – 6.0%
500	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A, 5.625%, 6/15/48, 144A	6/28 at 100.00	N/R	552,950
2,585	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2019B, 4.000%, 12/01/38 – AGM Insured	12/29 at 100.00	AA	2,991,258
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A, 4.375%, 2/01/39 (Pre-refunded 2/01/24)	2/24 at 100.00	A+ (5)	2,134,020
1,215	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing & Recreational Facilities/Innovative Student Facilities, 5.000%, 10/01/33 – AGM Insured	10/25 at 100.00	AA	1,370,095
1,500	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49	5/30 at 100.00	A	1,672,605
1,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47	7/27 at 100.00	A	1,147,980
1,000	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A, 5.000%, 7/01/56	7/26 at 100.00	A	1,102,520
3,305	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008, 4.250%, 12/01/38	5/23 at 100.00	A3	3,386,733
2,050	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 7.750%, 12/15/31	3/22 at 100.00	N/R	2,057,933

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017:
$2,835	0.000%, 10/01/31 (7)	No Opt. Call	Baa1	$2,994,667
1,775	0.000%, 10/01/36 (7)	10/33 at 100.00	Baa1	1,912,829
1,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B, 5.000%, 1/01/48 (AMT)	1/27 at 100.00	A2	1,139,740
330	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	333,498
21,095	Total Louisiana			22,796,828
	Maryland – 0.3%
1,000	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2021A, 3.000%, 7/01/46 (UB) (4)	7/31 at 100.00	A+	1,019,020
	Massachusetts – 0.9%
1,800	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/34	10/26 at 100.00	Baa2	2,044,152
530	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2013, 5.000%, 7/01/25 (AMT)	7/22 at 100.00	AA	537,971
1,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2021B, 2.125%, 4/01/51 (UB) (4)	4/31 at 100.00	Aa1	849,350
3,330	Total Massachusetts			3,431,473
	Michigan – 0.0%
10	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2003A, 5.000%, 7/01/34 – NPFG Insured	3/22 at 100.00	A1	10,042
	Missouri – 0.2%
825	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A, 3.900%, 11/01/29	11/25 at 100.00	N/R	831,542
55	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%, 3/01/36	3/27 at 100.00	BBB-	62,462
880	Total Missouri			894,004
	Montana – 0.8%
	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B:
1,255	5.000%, 7/01/29	7/28 at 100.00	BBB	1,462,590
1,235	5.000%, 7/01/30	7/28 at 100.00	BBB	1,434,082
2,490	Total Montana			2,896,672
	New Jersey – 13.9%
2,500	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Health Department & Taxation Division Office Project, Series 2018A, 5.000%, 6/15/42	12/27 at 100.00	Baa1	2,876,025

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW:
$40	5.250%, 6/15/40 (Pre-refunded 6/15/25) (UB) (4)	6/25 at 100.00	N/R (5)	$45,365
755	5.250%, 6/15/40 (UB) (4)	6/25 at 100.00	Baa1	844,014
2,175	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, 5.000%, 6/15/42	6/27 at 100.00	Baa1	2,475,868
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
530	5.125%, 9/15/23 (AMT)	8/22 at 101.00	Ba3	545,439
1,650	5.250%, 9/15/29 (AMT)	8/22 at 101.00	Ba3	1,696,728
2,155	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/37 (AMT)	10/27 at 100.00	Baa3	2,475,815
9,640	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley Health System Obligated Group, Series 2019, 3.000%, 7/01/49 (UB) (4)	7/29 at 100.00	A+	9,966,603
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/36 – AMBAC Insured (UB) (4)	No Opt. Call	Baa1	13,038,400
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 5.000%, 12/15/34 (UB) (4)	12/28 at 100.00	Baa1	17,625,150
755	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	840,979
55,200	Total New Jersey			52,430,386
	New York – 13.9%
500	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	553,225
350	Jefferson County Civic Facility Development Corporation, New York, Revenue Bonds, Samaritan Medical Center Project, Series 2017A, 4.000%, 11/01/42	11/27 at 100.00	BB	364,088
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22	No Opt. Call	N/R	1,517,745
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher College, Series 2011, 6.000%, 6/01/34	3/22 at 100.00	A-	1,003,790
1,000	New York City Housing Development Corp, 3.050%, 5/01/50 (UB) (4)	5/27 at 100.00	AA+	1,005,510
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
2,000	2.000%, 1/01/38 – AGM Insured	1/31 at 100.00	AA	1,744,980
1,000	2.000%, 1/01/38 – AGM Insured (UB) (4)	1/31 at 100.00	AA	872,490
2,855	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 4.000%, 8/01/37	8/30 at 100.00	AA	3,234,744
500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	545,585
15,000	New York State Urban Development Corporation, State Sales Tax Revenue Bonds, Series 2019A, 3.000%, 3/15/49 (UB) (4)	9/29 at 100.00	AA+	15,033,900
10,000	New York State Urban Development Corporation, State Sales Tax Revenue Bonds, Series 2021A, 3.000%, 3/15/50 (UB) (4)	9/31 at 100.00	AA+	10,020,300

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
$4,000	4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	$4,176,560
2,105	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	2,249,508
1,100	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, 5.000%, 1/01/33 (AMT)	1/28 at 100.00	Baa3	1,271,380
4,115	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-One Series 2020, 4.000%, 7/15/50 (AMT) (UB) (4)	7/30 at 100.00	Aa3	4,479,383
2,000	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Series 2021C-3, 0.000%, 5/15/51 (UB) (4)	11/31 at 100.00	AA+	2,245,420
2,150	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	2,274,377
51,175	Total New York			52,592,985
	North Carolina – 0.8%
1,000	Charlotte, North Carolina, Certificates of Participation, Transit Projects, Refunding Series 2021A, 3.000%, 6/01/48 (UB) (4)	6/31 at 100.00	AA+	1,028,780
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2019:
1,000	4.000%, 1/01/55	1/30 at 100.00	Aa1	1,094,950
875	4.000%, 1/01/55 – AGM Insured	1/30 at 100.00	AA	976,605
2,875	Total North Carolina			3,100,335
	North Dakota – 1.0%
3,750	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021, 3.000%, 12/01/46 – AGM Insured	12/31 at 100.00	AA	3,673,275
	Ohio – 7.4%
8,375	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	1,313,954
5,480	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	5,276,308
3,220	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	3,541,807
310	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/51	12/29 at 100.00	BBB-	339,965
10,000	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2015, 5.000%, 5/15/40 (UB) (4)	5/25 at 100.00	AA+	11,089,600
295	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 3.375%, 8/01/29	No Opt. Call	N/R	289,339
6,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (8)	No Opt. Call	N/R	7,500

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$860	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	$866,966
5,000	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series 2021A, 3.000%, 1/15/46 (UB) (4)	7/31 at 100.00	A	4,818,200
375	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	378,037
60	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	60,486
39,975	Total Ohio			27,982,162
	Oklahoma – 2.2%
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
440	5.000%, 8/15/38	8/28 at 100.00	Baa3	517,964
5,000	5.500%, 8/15/52	8/28 at 100.00	Baa3	6,009,050
1,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35 (Mandatory Put 6/01/25) (AMT)	6/25 at 100.00	B-	1,639,515
6,940	Total Oklahoma			8,166,529
	Pennsylvania – 6.8%
1,050	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	1,059,891
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (8)	No Opt. Call	N/R	2,500
1,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47 (Mandatory Put 4/01/21)	4/31 at 100.00	N/R	999,340
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018:
4,000	5.000%, 6/01/32 (UB) (4)	6/28 at 100.00	A1	4,736,960
2,260	5.000%, 6/01/33 (UB) (4)	6/28 at 100.00	A1	2,672,473
1,275	5.000%, 6/01/34 (UB) (4)	6/28 at 100.00	A1	1,505,877
1,975	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/49	8/29 at 100.00	AA	2,219,702
130	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania, Series 2016A, 5.000%, 7/01/31	7/26 at 100.00	Baa3	142,303
1,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	1,163,810

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E:
$3,530	6.000%, 12/01/30	12/27 at 100.00	A	$4,379,177
2,000	6.375%, 12/01/38	12/27 at 100.00	A	2,526,460
4,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Sciences in Philadelphia, Series 2017, 5.000%, 11/01/47 (UB) (4)	5/27 at 100.00	Baa1	4,477,160
24,220	Total Pennsylvania			25,885,653
	Puerto Rico – 3.4%
75,000	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2008A, 0.000%, 5/15/57	3/22 at 7.18	N/R	5,400,750
1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.750%, 7/01/37	7/22 at 100.00	CCC	1,020,780
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
1,000	7.342%, 7/01/27 – AMBAC Insured (12MTA reference rate + 1.120% spread) (6)	No Opt. Call	N/R	969,170
1,000	5.250%, 7/01/36 – AGC Insured	No Opt. Call	AA	1,075,220
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
565	0.000%, 7/01/51	7/28 at 30.01	N/R	133,057
2,000	4.750%, 7/01/53	7/28 at 100.00	N/R	2,200,200
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40	7/28 at 100.00	N/R	2,175,980
82,565	Total Puerto Rico			12,975,157
	South Carolina – 2.3%
7,500	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/46 (UB) (4)	12/26 at 100.00	A	8,684,850
	Tennessee – 0.3%
1,000	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A, 5.125%, 12/01/42, 144A	12/26 at 100.00	N/R	1,018,220
155	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/24	No Opt. Call	A	166,117
1,155	Total Tennessee			1,184,337
	Texas – 3.1%
2,545	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2020A, 4.000%, 11/01/35	11/30 at 100.00	A1	2,944,769
150	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa2	153,745
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Series 2021A, 3.000%, 10/01/51 (UB) (4)	10/31 at 100.00	AA	989,640
825	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	Caa1	709,500

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,000	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 4.293%, 12/15/47 (8)	3/22 at 100.00	N/R	$625,000
1,320	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/48	9/27 at 100.00	Aaa	1,395,900
	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016:
3,600	5.000%, 12/31/50 (AMT)	12/25 at 100.00	Baa3	3,941,208
805	5.000%, 12/31/55 (AMT)	12/25 at 100.00	Baa3	879,221
11,245	Total Texas			11,638,983
	Utah – 1.0%
3,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2021A, 5.000%, 7/01/46 (AMT)	7/31 at 100.00	N/R	3,589,740
	Virginia – 3.6%
5,595	Richmond, Virginia, Public Utility Revenue Bonds, Series 2020A, 4.000%, 1/15/38	1/30 at 100.00	Aa1	6,478,171
2,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	2/22 at 100.00	B-	2,014,680
2,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2018E, 4.150%, 12/01/49	12/27 at 100.00	AA+	2,691,975
1,155	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	1,336,162
1,010	Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing, OPCO LLC Project, Senior Lien Series 2012, 5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	1,028,624
12,260	Total Virginia			13,549,612
	Washington – 3.1%
5,000	Port of Seattle, Washington, Revenue Bonds, Refunding First Lien Series 2016B, 5.000%, 10/01/31 (AMT) (UB) (4)	4/26 at 100.00	Aa2	5,671,400
3,155	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%, 12/01/27	12/26 at 100.00	Baa2	3,633,519
135	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	2/22 at 100.00	N/R	135,150
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Cancer Center Alliance, Series 2020, 4.000%, 9/01/50	9/30 at 100.00	A+	2,222,960
10,290	Total Washington			11,663,029
	Wisconsin – 8.4%
25	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School, North Carolina, Series 2017A, 5.000%, 6/15/37, 144A	6/24 at 100.00	N/R	25,804
170	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	167,253

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$69	0.000%, 1/01/46, 144A (8)	No Opt. Call	N/R	$2,134
68	0.000%, 1/01/47, 144A (8)	No Opt. Call	N/R	2,011
68	0.000%, 1/01/48, 144A (8)	No Opt. Call	N/R	1,952
67	0.000%, 1/01/49, 144A (8)	No Opt. Call	N/R	1,884
67	0.000%, 1/01/50, 144A (8)	No Opt. Call	N/R	1,774
73	0.000%, 1/01/51, 144A (8)	No Opt. Call	N/R	1,898
1,874	3.750%, 7/01/51, 144A (8)	3/28 at 100.00	N/R	1,144,914
72	0.000%, 1/01/52, 144A (8)	No Opt. Call	N/R	1,803
71	0.000%, 1/01/53, 144A (8)	No Opt. Call	N/R	1,735
71	0.000%, 1/01/54, 144A (8)	No Opt. Call	N/R	1,667
70	0.000%, 1/01/55, 144A (8)	No Opt. Call	N/R	1,600
69	0.000%, 1/01/56, 144A (8)	No Opt. Call	N/R	1,543
68	0.000%, 1/01/57, 144A (8)	No Opt. Call	N/R	1,483
67	0.000%, 1/01/58, 144A (8)	No Opt. Call	N/R	1,422
67	0.000%, 1/01/59, 144A (8)	No Opt. Call	N/R	1,378
67	0.000%, 1/01/60, 144A (8)	No Opt. Call	N/R	1,319
66	0.000%, 1/01/61, 144A (8)	No Opt. Call	N/R	1,257
65	0.000%, 1/01/62, 144A (8)	No Opt. Call	N/R	1,211
64	0.000%, 1/01/63, 144A (8)	No Opt. Call	N/R	1,163
64	0.000%, 1/01/64, 144A (8)	No Opt. Call	N/R	1,129
63	0.000%, 1/01/65, 144A (8)	No Opt. Call	N/R	1,079
62	0.000%, 1/01/66, 144A (8)	No Opt. Call	N/R	1,007
808	0.000%, 1/01/67, 144A (8)	No Opt. Call	N/R	12,155
1,690	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A, 6.250%, 8/01/27, 144A	No Opt. Call	N/R	1,768,146
1,350	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	1,449,009
160	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc., Series 2017A, 5.200%, 12/01/37	12/27 at 100.00	BBB-	185,840
2,905	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation - Cullowhee LLC - Western California University Project, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	BBB-	3,138,184
1,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Senior Series 2003A, 0.000%, 12/15/31	No Opt. Call	AA	770,410
1,290	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 2015-XF0118, 16.999%, 4/01/42, 144A (IF) (4)	10/22 at 100.00	AA	1,399,250

NEV	Nuveen Enhanced Municipal Value Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A:
$10,000	5.000%, 11/15/35 (UB) (4)	5/26 at 100.00	AA+	$11,430,000
5,000	5.000%, 11/15/36 (UB) (4)	5/26 at 100.00	AA+	5,703,850
3,000	5.000%, 11/15/39 (UB) (4)	5/26 at 100.00	AA+	3,410,310
25	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%, 2/15/28 (Pre-refunded 8/15/25)	8/25 at 100.00	N/R (5)	28,191
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
85	5.000%, 8/15/43 (Pre-refunded 8/15/23)	8/23 at 100.00	A (5)	90,362
1,005	5.000%, 8/15/43 (Pre-refunded 8/15/23)	8/23 at 100.00	BBB+ (5)	1,068,395
31,805	Total Wisconsin			31,824,522
$597,637	Total Municipal Bonds (cost $494,009,447)			519,425,002

Shares	Description (1)	Value
	COMMON STOCKS – 3.3%
	Electric Utilities – 3.3%
258,655	Energy Harbor Corp (9), (10), (11)	$12,577,100
	Total Common Stocks (cost $7,346,611)	12,577,100
	Total Long-Term Investments (cost $501,356,058)	532,002,102
	Floating Rate Obligations – (42.1)%	(159,214,000)
	Other Assets Less Liabilities – 1.3%	5,172,811
	Net Assets Applicable to Common Shares – 100%	$377,960,913
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$519,425,002	$ —	$519,425,002
Common Stocks	—	12,577,100	—	12,577,100
Total	$ —	$532,002,102	$ —	$532,002,102

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(9)	Common Stock received as part of the bankruptcy settlements for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; and Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 0.000%, 12/01/23.
(10)	For fair value measurement disclosure purposes, investment classified as Level 2.
(11)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
12MTA	Federal Reserve U.S. 12-Month Cumulative Treasury Average 1-Year CMT
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.